UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2015 – December 31, 2015

Item 1.  Schedule of Investments.

STEINBERG SELECT FUND SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2015

Shares	Security Description	Value

Common Stock - 95.2%
Consumer Discretionary - 27.8%
58,425	Aramark	$1,884,206
9,420	Charter Communications, Inc., Class A (a)	1,724,802
194,650	Hudson's Bay Co.	2,546,191
25,088	Jarden Corp. (a)	1,433,027
52,475	Liberty Global PLC, Class C (a)	2,139,406
31,695	Visteon Corp. (a)	3,629,077
		13,356,709
Energy - 10.3%
29,740	Golar LNG Partners LP	397,921
221,075	Golar LNG, Ltd.	3,490,775
77,325	Navigator Holdings, Ltd. (a)	1,055,486
		4,944,182
Financial - 5.3%
36,293	Arch Capital Group, Ltd. (a)	2,531,437
Health Care - 24.8%
39,695	Abbott Laboratories	1,782,702
76,825	Alere, Inc. (a)	3,003,089
9,059	Allergan PLC (a)	2,830,938
12,655	Express Scripts Holding Co. (a)	1,106,174
13,725	Laboratory Corp. of America Holdings (a)	1,696,959
10,605	Thermo Fisher Scientific, Inc.	1,504,319
		11,924,181
Industrials - 12.3%
44,880	AECOM (a)	1,347,746
59,325	Covanta Holding Corp.	918,944
10,695	FedEx Corp.	1,593,448
46,010	Republic Services, Inc.	2,023,980
		5,884,118
Information Technology - 11.5%
12,725	Electronics For Imaging, Inc. (a)	594,767
145,725	Flextronics International, Ltd. (a)	1,633,577
69,140	NeuStar, Inc., Class A (a)	1,657,286
26,715	ViaSat, Inc. (a)	1,629,882
		5,515,512
Materials - 3.2%
51,415	Dominion Diamond Corp.	525,975
42,120	Platform Specialty Products Corp. (a)	540,400
90,695	The Chemours Co.	486,125
		1,552,500
Total Common Stock (Cost $46,263,849)	45,708,639
Money Market Fund - 3.7%
1,805,744	Dreyfus Cash Management, 0.23% (b) (Cost $1,805,744)	1,805,744
Total Investments - 98.9% (Cost $48,069,593)*	$47,514,383
Other Assets & Liabilities, Net - 1.1%	516,046
Net Assets - 100%	$48,030,429

LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of December 31, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$6,317,880
Gross Unrealized Depreciation	(6,873,090)
Net Unrealized Depreciation	$(555,210)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$45,708,639
Level 2 - Other Significant Observable Inputs	1,805,744
Level 3 - Significant Unobservable Inputs	-
Total	$47,514,383

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	February 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	February 9, 2016

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	February 9, 2016